Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of board of directors’ and executive board’s

Thousand of reais	2023	2022	2021

Fixed Compensation	132,276	115,680	96,544
Variable Compensation - in cash	126,181	117,730	115,627
Variable Compensation - in shares	91,306	87,702	94,607
Others (1)	79,229	61,294	67,883
Total Short-Term Benefits	428,992	382,406	374,661
Variable Compensation - in cash	99,506	95,398	101,837
Variable Compensation - in shares	96,361	99,827	109,918
Total Long-Term Benefits	195,867	195,225	211,755
Total (2)	624,859	577,631	586,416

Schedule of direct interest (common shares and preferred shares)

	2023
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Sterrebeeck B.V. (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.3%
Grupo Empresarial Santander, S.L. (GES) (1)	1,627,891	42.6%	1,539,863	41.9%	3,167,754	42.2%
Banco Santander, S.A. (1)	2,696	0.1%	-	0.0%	2,696	0.0%
Directors (*)	3,184	0.1%	3,184	0.1%	6,368	0.1%
Others	348,148	9.1%	375,952	10.2%	724,100	9.8%
Total	3,791,502	99.3%	3,652,643	99.3%	7,444,145	99.3%
Treasury shares	27,193	0.7%	27,193	0.7%	54,386	0.7%
Total	3,818,695	100.0%	3,679,836	100.0%	7,498,531	100.0%
Free Float (2)	348,148	9.1%	375,952	10.2%	724,100	9.7%

	2022
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Sterrebeeck B.V. (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.3%
Grupo Empresarial Santander, S.L. (GES) (1)	1,627,891	42.6%	1,539,863	41.9%	3,167,754	42.2%
Banco Santander, S.A. (1)	2,696	0.1%	-	0.0%	2,696	0.0%
Directors (*)	4,444	0.1%	4,444	0.1%	8,888	0.1%
Others	342,919	9.0%	370,723	10.1%	713,642	9.6%
Total	3,787,533	99.2%	3,648,674	99.2%	7,436,207	99.2%
Treasury shares	31,162	0.8%	31,162	0.8%	62,324	0.8%
Total	3,818,695	100.0%	3,679,836	100.0%	7,498,531	100.1%
Free Float (2)	342,919	9.0%	370,723	10.1%	713,642	9.5%

	2021
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Sterrebeeck B.V. (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.3%
Grupo Empresarial Santander, S.L. (GES) (1)	1,627,891	42.6%	1,539,863	41.9%	3,167,754	42.2%
Banco Santander, S.A. (1)	2,696	0.07%	-	0.0%	2,696	0.04%
Administrators (*)	4,939	0.13%	5,029	0.11%	9,968	0.13%
Others	357,831	9.4%	385,545	10.5%	743,376	9.9%
Total	3,802,940	99.6%	3,664,081	99.7%	7,467,021	99.6%
Treasury shares	15,755	0.4%	15,755	0.4%	31,510	0.5%
Total	3,818,695	100.0%	3,679,836	100.1%	7,498,531	100.1%
Free Float (2)	357,831	9.4%	385,545	10.5%	743,376	9.9%
(1)	Companies of the Santander Spain Group.
(2)	Comprised of Employees and Others.
(*)	None of the members of the Board of Directors and Executive Board holds 1.0% or more of any class of shares.

Schedule of principal transactions and balances assets and liabilities

	Parent (1)		Joint-controlled companies and Other Related Party (2)		Key Management Personnel (3)		Total

	2023	2022	2023	2022	2023	2022	2023	2022
Assets	18,027,308	4,671,501	24,045,989	24,340,579	36,813	25,737	42,110,110	29,037,817
Derivatives Measured At Fair Value Through Profit Or Loss, Net	4,590,150	(3,138,996)	273,338	1,034,184	-	-	4,863,488	(2,104,812)
Loans and other amounts with credit institutions - Availability and Applications in Foreign Currency (Overnight Applications)	13,252,195	7,800,513	22,583,295	21,408,097	-	-	35,835,490	29,208,610
Loans and other values with customers	184,963	-	1,037,303	1,795,084	23,463	16,380	1,245,729	1,811,464
Other Assets	-	9,984	152,053	103,214	-	-	152,053	113,198
Warranties and Limits	-	-	-	-	13,350	9,357	13,350	9,357
Liabilities	(10,812,203)	(23,541,990)	(8,613,955)	(7,953,565)	(407,621)	(263,592)	(19,833,779)	(31,759,147)
Deposits from credit institutions	(4,484,720)	(10,167,933)	(7,313,483)	(6,846,987)	-	-	(11,798,203)	(17,014,920)
Securities	-	-	(150,237)	-	(76,365)	(201,054)	(226,602)	(201,054)
Customer deposits	-	-	(950,282)	(904,926)	(26,553)	(31,040)	(976,835)	(935,966)
Other Liabilities	(211,265)	(201,380)	(199,953)	(201,652)	(304,703)	(31,498)	(715,921)	(434,530)
Debt Instruments Eligible for Capital	(6,116,218)	(13,172,677)	-	-	-	-	(6,116,218)	(13,172,677)

	2023	2022	2023	2022	2023	2022	2023	2022
Income	1,311,494	(1,217,332)	1,209,548	1,620,385	(618,470)	18,223	1,902,572	421,276
Interest and similar income - Loans and amounts due from credit institutions	349,749	47,120	(1,856)	-	2,835	2,388	350,728	49,508
Warranties and Limits	-	-	-	-	16,276	37,769	16,276	37,769
Interest expense and similar charges - Customer deposits	(6,949)	(111,024)	(242,635)	(276,809)	(638,304)	(22,685)	(887,888)	(410,518)
Fee and commission income (expense)	(67,438)	-	3,469,809	3,432,090	454	495	3,402,825	3,432,585
Gains (losses) on financial assets and liabilities and exchange differences (net)	2,027,362	(88,674)	(1,487,667)	(1,011,261)	269	256	539,964	(1,099,679)
Administrative expenses and amortization	(211,265)	(201,359)	(528,103)	(523,635)	-	-	(739,368)	(724,994)
Debt Instruments Eligible for Capital	(779,965)	(863,395)	-	-	-	-	(779,965)	(863,395)
(1)	Parent - Banco Santander is indirectly controlled by Banco Santander Spain (Note 1.a) through its subsidiaries GES and Sterrebeeck B.V.
(2)	Related entities as disclosed in note 11.
(3)	Refers to the recording in off-balance sheet accounts of loan operation Guarantees and Limits with Key Management Personnel.